NOTE 7 - PROPERTY AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Depreciation	$ 78,457	$ 76,860